Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Statement [Abstract]
Net revenue	$ 55,870	$ 52,708	$ 53,341
Cost of sales	20,261	21,187	20,190
Gross margin	35,609	31,521	33,151
Research and development	11,537	10,611	10,148
Marketing, general and administrative	8,136	8,088	8,057
Restructuring and asset impairment charges	295	240	0
Amortization of acquisition-related intangibles	294	291	308
Operating expenses	20,262	19,230	18,513
Operating income	15,347	12,291	14,638
Gains (losses) on equity investments, net	411	471	141
Interest and other, net	43	(151)	94
Income before taxes	15,801	12,611	14,873
Provision for taxes	4,097	2,991	3,868
Net income	$ 11,704	$ 9,620	$ 11,005
Basic earnings per share of common stock	$ 2.39	$ 1.94	$ 2.20
Diluted earnings per share of common stock	$ 2.31	$ 1.89	$ 2.13
Weighted average shares of common stock outstanding:
Basic (shares)	4,901	4,970	4,996
Diluted (shares)	5,056	5,097	5,160